Inventories (Tables)	9 Months Ended
Sep. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventory

	09/30/2026	12/31/2025
Finished goods
Pulp
Domestic	952,428	644,881
Foreign	2,076,329	1,713,394
Paper and Packaging
Domestic	561,076	423,823
Foreign	327,626	507,836
Consumer Goods
Domestic	224,400	163,393
Foreign	1,145,268	163
Work in process	424,991	113,212
Raw materials
Wood	2,233,951	2,267,720
Operating supplies and packaging	1,009,460	1,037,696
Spare parts and other	2,147,469	1,491,820

Estimated losses	(277,483)	(208,091)
	10,825,515	8,155,847

Schedule Of Changes In Provisions For Inventory Losses

	09/30/2026	12/31/2025
Opening balance	(208,091)	(97,934)
(Provisions)/Reversals, net	(72,469)	(141,635)
Write-offs	37,978	31,478
Acquisition of subsidiaries (Note 1.2.1)	(38,481)
Exchange rate variations	3,580
Closing balance	(277,483)	(208,091)